Convertible Debt and Treasury Stock - Convertible Debt (Details) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2017	Nov. 30, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 01, 2016	Oct. 14, 2016
Convertible debt
Aggregate principal amount of notes issued			$ 900,000,000	$ 153,092,000
Net proceeds from issuance of notes			879,293,000
Issuance cost			20,017,000
Shares repurchased			47,624,000	26,125,000	$ 61,714,000
2018 Notes
Convertible debt
Aggregate principal amount of notes issued		$ 800,000,000	$ 153,000,000	$ 153,092,000
Coupon rate of the convertible notes (as a percent)		1.00%	1.00%
Denomination of principal amount of debt which is used for conversion calculation		$ 1,000
Conversion price of the Notes (in dollars per share)		$ 123.70					$ 107.37
Net proceeds from issuance of notes		$ 783,200,000
Issuance cost		16,800,000
Shares repurchased		$ 100,000,000
Interest rate of convertible notes (as a percent)		1.00%
Redemption price (as a percent)		100.00%
Redemption price of Notes upon fundamental change (as a percent)		100.00%
Principal amount of convertible debt repurchased upon the exercise of the put option						$ 646,900,000
2022 Notes
Convertible debt
Aggregate principal amount of notes issued	$ 900,000,000		$ 900,000,000
Coupon rate of the convertible notes (as a percent)	1.25%		1.25%
Denomination of principal amount of debt which is used for conversion calculation	$ 1,000
Conversion price of the Notes (in dollars per share)	$ 133.27
Net proceeds from issuance of notes	$ 879,300,000
Issuance cost	$ 20,700,000
Interest rate of convertible notes (as a percent)	1.25%